Long-term debt, $200 million Senior Secured Revolving Loan Facility (Details) shares in Millions, $ in Millions		12 Months Ended
	May 31, 2018 USD ($) Rig	Dec. 31, 2019 USD ($) shares	Jun. 25, 2019 USD ($)	Jan. 31, 2019 USD ($)
Credit Facility [Abstract]
Senior secured revolving loan facility			$ 645
Minimum book equity ratio		40.00%
Percentage of net interest-bearing debt		4.00%
DNB Revolving Credit Facility [Member]
Credit Facility [Abstract]
Senior secured revolving loan facility	$ 200			$ 30
Number of jack-up rigs secured by mortgage | Rig	5
Remaining borrowing capacity		$ 70
Minimum book equity ratio		40.00%
Minimum working capital		$ 50
Percentage of net interest-bearing debt		5.00%
Percentage covered for aggregate outstanding facility amount		175.00%
Minimum number of shares required to maintain ownership (in shares) | shares		6